Short Term and Long Term Loans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Bank Deposits	$ 8,037
Short-term Debt, Description	The short-term bank borrowings are repayable on demand and bear interest rates ranging from London InterBank Offered Rate ("LIBOR") plus 2.5% to LIBOR plus 2.7%.	The short-term bank borrowings are repayable on demand and bear interest rates ranging from London InterBank Offered Rate ("LIBOR") plus 2.5% to LIBOR plus 2.7%.
Bank deposit, serves as bank borrowing security, classified as current	255,917
Bank deposit, serves as bank borrowing security, classified as non-current	257,499	391,416
Long term debt	180,750	80,750
Repayment of short-term loans	180,670	30,900	3,600
Short-term Debt
Debt Instrument [Line Items]
Bank deposit, serves as bank borrowing security, classified as current	172,120
Bank deposit, serves as bank borrowing security, classified as non-current	33,460
Repayment of short-term loans	180,670
Undrawn lines of credit	187,670
Short-term Debt | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rates above LIBOR	2.50%	2.50%
Short-term Debt | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rates above LIBOR	2.70%	2.70%
Long-term Debt
Debt Instrument [Line Items]
Bank deposit, serves as bank borrowing security, classified as non-current	208,235	95,393
Long term debt	180,750	80,750
Long term due date		2015-09
Long-term Debt | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rates above LIBOR	1.70%	2.60%
Long term due date	2015-09
Long-term Debt | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rates above LIBOR	2.60%	2.60%
Long term due date	2016-09
Bank Borrowings
Debt Instrument [Line Items]
Secured Bank Borrowings	90,000	270,670
Bank Borrowings | Short-term Debt
Debt Instrument [Line Items]
Bank deposit, serves as bank borrowing security, classified as current	83,797
Bank deposit, serves as bank borrowing security, classified as non-current	15,804	296,023
Bank Deposits
Debt Instrument [Line Items]
Bank Deposits	$ 99,601	$ 296,023